Note 10 - Retirement Savings Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 10 – Retirement Savings Plan

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2015 and 2014, we matched 100%, of the employee’s contribution up to 4% of their earnings. The employer contribution was $7,021 and $21,735 for the three and nine months ending September 30, 2015 and was $14,102 and $29,596 for the three and nine months ending September 30, 2014, respectively.

NOTE 10 – RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2013, and again in 2014, we matched 100%, of the employee’s contribution up to 4.0% of their earnings. The employer contribution was $37,730 and $32,790 in 2014 and 2013. There were no discretionary contributions to the plan in 2014 and 2013.